Financial investments - Summary of investments measured at cost minus impairment (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Financial investments
Opening balance	¥ 80,861,876	$ 11,078,032	¥ 60,940,250
Contribution	18,132,017	2,484,076	18,747,966	¥ 69,646,000
Upward adjustment				0
Impairment				8,874,750
Exchange differences	1,445,451	198,026	1,173,660
Ending Balance	¥ 100,439,344	$ 13,760,134	¥ 80,861,876	¥ 60,940,250